Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Purchase Price Allocation
The final purchase price allocation differed from the preliminary purchase price allocation primarily as a result of updates to the acquisition date value of the liability related to acquired litigation, the final valuation and allocation of amounts among the acquired intangible assets as set forth in an independent appraisal, and related deferred tax impacts as follows:

(in thousands)	Final	Preliminary (1)	Difference
Purchase Price:
Cash consideration	$251,730	$251,730	$—
Fair value of minority interest	52,727	52,727	—
	$304,457	$304,457	$—
Net Assets Acquired:
Cash and cash equivalents	$12,291	$12,291	$—
Accounts receivable	5,691	5,691	—
Inventories	20,271	18,866	1,405
Prepaid expenses and other current assets	5,961	5,943	18
Accounts payable	(12,450)	(11,168)	(1,282)
Accruals and other current liabilities	(69,585)	(18,770)	(50,815)
Other long-term liabilities	(4,101)	(4,101)	—
Fixed and other long-term assets	7,076	6,698	378
Developed technology	101,000	119,100	(18,100)
In-process research and development	55,000	64,800	(9,800)
Patents and license rights	770	770	—
Customer backlog	400	900	(500)
Goodwill	191,343	149,877	41,466
Deferred tax asset	30,057	—	30,057
Deferred tax liability on fair value of identifiable intangible assets acquired	(39,267)	(46,440)	7,173
Total	$304,457	$304,457	$—
(1)As of September 30, 2020.